Financial Instruments - Seller Earnouts - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Financial Instruments [Abstract]
Fair value of seller earnouts		$ 135
Loss (gain) from change in fair value of seller earnouts	$ 26